Cover Page Cover Page	Aug. 03, 2020
Cover page.
Document Type	8-K
Document Period End Date	Aug. 03, 2020
Entity Registrant Name	THE HOWARD HUGHES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34856
Entity Tax Identification Number	36-4673192
Entity Address, Address Line One	13355 Noel Road, 22nd Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(214)
Local Phone Number	741-7744
Title of 12(b) Security	Common stock $0.01 par value per share
Trading Symbol	HHC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001498828
Amendment Flag	false